UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Legg Mason Partners Variable Portfolios III, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

PORTFOLIOS III, INC.

LEGG MASON PARTNERS VARIABLE

ADJUSTABLE RATE INCOME PORTFOLIO

LEGG MASON PARTNERS VARIABLE HIGH

INCOME PORTFOLIO

FORM N-Q

JANUARY 31, 2007

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 40.7%
$267,787	AAA	ABN Amro Mortgage Corp., Series 2003-5, Class A11, PAC, 4.750% due 4/25/33	$261,297
		Banc of America Mortgage Securities Inc.:
63,555	AAA	Series 2003-F, Class 1A1, 6.067% due 7/25/33 (a)	63,969
62,505	AAA	Series 2004-A, Class 1A1, 4.213% due 2/25/34 (a)	63,459
461,063	AAA	Series 2004-E, Class 2A3, 4.111% due 6/25/34 (a)(b)	455,609
134,379	Aaa(c)	Series 2005-A, Class 2A1, 4.459% due 2/25/35 (a)	131,086
63,535	AAA	Bear Stearns Alternate-A Trust, Series 2004-11, Class 1A2, 5.770% due 11/25/34 (a)	63,674
		Bear Stearns ARM Trust:
181,934	AAA	Series 2004-12, Class 1A1, 4.201% due 2/25/35 (a)	181,133
152,919	AAA	Series 2005-6, Class 1A1, 5.096% due 8/25/35 (a)	153,109
259,346	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.920% due 10/25/33 (a)	259,465
		Countrywide Alternative Loan Trust:
279,709	AAA	Series 2005-24, Class 4A1, 5.550% due 7/20/35 (a)(b)	280,459
337,490	AAA	Series 2005-72, Class A1, 5.690% due 1/25/36 (a)(b)	338,165
344,814	AAA	Series 2006-OA07, Class 3A1, 5.530% due 6/25/46 (a)(b)	345,883
364,739	AAA	Series 2006-OA11, Class A4, 5.510% due 7/25/36 (a)(b)	364,441
592,097	AAA	Series 2006-OA22, Class A1, 5.480% due 9/25/35 (a)(b)	590,919
		Countrywide Home Loan Mortgage Pass-Through Trust:
81,073	AAA	Series 2001-HYB1, Class 1A1, 6.505% due 6/19/31 (a)	81,037
102,391	AAA	Series 2002-26, Class A4, 5.820% due 12/25/17 (a)	102,679
317,277	AAA	Countrywide Home Loans, Series 2006-3, Class 2A1, 5.570% due 3/25/36 (a)(b)	318,396
331,920	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.770% due 6/25/34 (a)(b)	332,677
		Federal Home Loan Mortgage Corp. (FHLMC):
30,093	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	30,045
135,820	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16	135,461
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
289,334	AAA	Series 2001-T1, Class A2, 5.551% due 10/25/25 (a)(b)	293,591
121,262	AAA	Series 2002-T19, Class A4, 5.810% due 3/25/42 (a)	123,451
		REMIC Trust:
181,291	AAA	Series 1997-20, Class F, 5.322% due 3/25/27 (a)	182,066
236,634	AAA	Series 2003-117, Class KF, PAC, 5.720% due 8/25/33 (a)	237,640
39,571	AAA	Series 2003-124, Class F, 5.620% due 1/25/34 (a)	39,639
132,547	AAA	Series 2005-86, Class FC, 5.620% due 10/25/35 (a)	131,820
		Whole Loan:
70,816	AAA	Series 2003-W06, Class F, 5.700% due 9/25/42 (a)	71,191
82,278	AAA	Series 2003-W14, Class 2A, 5.780% due 1/25/43 (a)	84,176
246,933	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 6.002% due 2/25/36 (a)	249,670
		Harborview Mortgage Loan Trust:
460,598	AAA	Series 2006-13, Class A, 5.500% due 12/19/36 (a)(b)	460,820
498,691	AAA	Series 2006-14, Class 2A1A, 5.500% due 2/19/37 (a)(b)	498,691
398,953	AAA	Series 2006-14, Class 2A1B, 5.520% due 2/19/37 (a)(b)	398,953
398,953	AAA	Series 2006-14, Class 2A1C, 5.490% due 2/19/37 (a)(b)	398,953
		IMPAC CMB Trust:
52,115	AA+	Series 2003-8, Class 1A2, 6.320% due 10/25/33 (a)	52,172
354,905	AAA	Series 2005-7, Class A1, 5.580% due 11/25/35 (a)(b)	355,421
197,394	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 5.720% due 11/25/34 (a)	197,927
346,763	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.405% due 10/25/35 (a)(b)	342,748

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 40.7% (continued)
$123,647	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.660% due 9/26/45 (a)(d)	$123,969
382,662	AAA	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.580% due 2/25/46 (a)(b)	383,629
270,808	AAA	MASTR Alternative Loans Trust, Series 2003-7, Class 7A1, PAC, 5.720% due 11/25/33 (a)(b)	271,627
126,849	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 3.895% due 12/25/33 (a)	126,849
209,783	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.489% due 2/25/35 (a)	206,407
		Residential Asset Securitization Trust:
91,013	AAA	Series 2003-A11, Class A2, PAC, 5.770% due 11/25/33 (a)	91,322
268,343	AAA	Series 2004-A02, Class 1A3, PAC, 5.720% due 5/25/34 (a)(b)	269,322
236,038	AAA	Series 2004-A4, Class A2, PAC, 5.670% due 8/25/34 (a)	236,171
92,555	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.720% due 6/25/33 (a)	92,741
		Sequoia Mortgage Trust:
17,707	AAA	Series 09, Class 2A, 7.045% due 9/20/32 (a)	17,729
264,384	AAA	Series 2003-2, Class A1, 5.650% due 6/20/33 (a)(b)	264,507
		Structured ARM Loan Trust:
25,391	AAA	Series 2004-01, Class 2A, 5.630% due 2/25/34 (a)	25,414
28,220	AAA	Series 2004-07, Class A1, 5.590% due 6/25/34 (a)	28,285
32,538	Aaa(c)	Series 2004-17, Class A1, 6.168% due 11/25/34 (a)	32,675
52,834	AAA	Series 2005-03XS, Class A2, 5.570% due 1/25/35 (a)	52,898
271,321	AAA	Series 2005-17, Class 4A2, 5.150% due 8/25/35 (a)(b)	268,474
242,479	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)	240,102
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
30,471	AAA	Class 1A, 7.470% due 3/25/32 (a)	30,479
48,793	AAA	Class 2A, 6.670% due 3/25/32 (a)	48,847
114,792	AAA	Series 2003-AR2, Class A1, 5.690% due 12/19/33 (a)	114,722
78,673	AAA	Series 2005-AR3, Class 2A1, 7.310% due 8/25/35 (a)	80,231
		Series 2005-AR7:
207,580	AAA	Class 1A1, 7.141% due 12/27/35 (a)	211,067
207,580	AAA	Class 1A2, 5.730% due 12/27/35 (a)	208,787
453,272	AAA	Series 2006-AR6, Class 1A3, 5.510% due 12/25/35 (a)(b)	454,414
		Structured Asset Securities Corp.:
66,456	AA(e)	Series 1998-3, Class M1, 6.320% due 3/25/28 (a)	66,535
89,738	AA	Series 1998-8, Class M1, 6.260% due 8/25/28 (a)	89,842
73,689	AAA	Series 2002-08A, Class 7A1, 6.968% due 5/25/32 (a)	73,841
132,381	AAA	Series 2002-16A, Class 1A1, 7.611% due 8/25/32 (a)	132,462
10,298	AAA	Series 2002-18A, Class 4A, 7.509% due 9/25/32 (a)	10,350
31,011	AAA	Series 2003-8, Class 2A9, 5.820% due 4/25/33 (a)	31,149
108,331	AAA	Series 2004-NP1, Class A, 5.720% due 9/25/33 (a)(d)	108,477
67,771	AAA	Series 2005-5N, Class 3A3A, 5.510% due 11/25/35 (a)	67,830
162,341	AAA	Series 2005-RF3, Class 2A, 5.950% due 6/25/35 (a)(d)	164,971
		Thornburg Mortgage Securities Trust:
40,406	AAA	Series 2004-1, Class I2A, 5.770% due 3/25/44 (a)	40,435
135,388	AAA	Series 2004-3, Class A, 5.690% due 9/25/34 (a)	135,875
434,887	AAA	Series 2005-3, Class A4, 5.590% due 8/25/45 (a)(b)	434,605
334,860	AAA	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 4.760% due 8/20/35 (a)(b)	330,620
		Washington Mutual Inc.:
211,873	AAA	Series 2003-S6, Class 2A8, 5.720% due 7/25/18 (a)	212,774
59,587	AAA	Series 2004-AR2, Class A, 6.283% due 4/25/44 (a)	60,455
303,452	AAA	Series 2005-AR19, Class A1A1, 5.590% due 12/25/45 (a)(b)	304,550
176,063	AAA	Series 2006-AR10, Class 1A1, 5.970% due 9/25/36 (a)	177,093
		Washington Mutual Mortgage Pass-Through Certificates:

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 40.7% (continued)
$123,344	AAA	Series 2002-AR1, Class 1A1, 7.282% due 11/25/30 (a)	$122,868
491,561	AAA	Series 2006-AR18, Class 1A1, 5.372% due 1/25/37 (a)(b)	487,852
		Wells Fargo Mortgage Backed Securities Trust:
345,541	Aaa(c)	Series 2003-5, Class A4, PAC, 5.720% due 5/25/33 (a)(b)	347,619
190,036	AAA	Series 2004-Y, Class 1A1, 4.591% due 11/25/34 (a)	186,755
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $16,171,589)	16,139,518
ASSET-BACKED SECURITIES - 28.2%
Automobiles - 2.0%
450,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4, 5.400% due 5/7/12 (a)(b)	450,279
250,000	AAA	Capital One Auto Finance Trust, Series 2004-B, Class A4, 5.430% due 8/15/11 (a)	250,234
79,155	AAA	Franklin Auto Trust, Series 2004-1, Class A2, 3.570% due 3/16/09	79,048
		Total Automobiles	779,561
Credit Card - 0.9%
375,000	AAA	Capital One Master Trust, Series 2001-1, Class A, 5.520% due 12/15/10 (a)(b)	376,309
Diversified Financial Services - 1.2%
		Business Loan Express:
76,331	Aaa(c)	Series 2001-1A, Class A, 5.970% due 7/20/27 (a)(d)	76,935
231,490	AAA	Series 2002-AA, Class A, 6.000% due 6/25/28 (a)(d)	233,543
58,660	AAA	Series 2003-2A, Class A, 6.120% due 1/25/32 (a)(d)	59,685
97,025	AAA	Series 2003-AA, Class A, 6.270% due 5/15/29 (a)(d)	99,258
		Total Diversified Financial Services	469,421
Home Equity - 22.7%
54,928	AAA	Ameriquest Mortgage Securities Inc., Series 2004-R8, Class A5, 5.690% due 9/25/34 (a)	55,034
45,931	AAA	Argent Securities Inc., Series 2004-W10, Class A2, 5.710% due 10/25/34 (a)	46,006
111,847	AAA	Asset-Backed Securities Corp., Home Equity Loan Trust, Series 2001-HE3, Class A1, 5.860% due 11/15/31 (a)	111,933
430,000	AAA	Bayview Financial Acquisition Trust, Series 2003-G, Class A1, 5.950% due 1/28/39 (a)(b)	430,688
130,953	AAA	Bear Stearns Asset-Backed Securities I Trust, Series 2004-B01, Class 2A2, 5.720% due 9/25/34 (a)	131,327
		Bear Stearns Asset-Backed Securities Inc.:
209,368	AAA	Series 2003-1, Class A1, 5.820% due 11/25/42 (a)	210,000
255,360	AAA	Series 2003-SD1, Class A, 5.800% due 12/25/33 (a)	256,689
60,589	AAA	Series 2003-SD3, Class A, 5.800% due 12/25/42 (a)	60,781
274,685	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 5.560% due 5/25/35 (a)(b)	274,927
120,541	AAA	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 5.630% due 1/25/33 (a)	120,700
76,214	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.870% due 7/25/43 (a)(d)	76,482
600,000	AAA	Centex Home Equity, Series 2005-D, Class AV2, 5.590% due 10/25/35 (a)(b)	600,573
		Countrywide Asset-Backed Certificates:
152,313	AAA	Series 2004-6, Class 2A4, 5.770% due 12/25/34 (a)	152,915
291,398	AAA	Series 2006-SD2, Class 1A1, 5.700% due 8/25/36 (a)(b)(d)	291,602
345,169	AAA	Series 2006-SD3, Class A1, 5.650% due 10/25/36 (a)(b)(d)	345,169
141,006	AAA	Countrywide Home Equity Loan Trust, Series 2004-J, Class 2A, 5.610% due 12/15/33 (a)	141,279
315,960	AAA	Fieldstone Mortgage Investment Corp., Series 2005-1, Class 2A2, 5.540% due 3/25/35 (a)(b)	316,334

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 22.7% (continued)
$158,714	AAA	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFH4, Class 1A1, 5.620% due 1/25/35 (a)	$159,181
30,240	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 6.240% due 8/25/32 (a)	30,274
400,000	AAA	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(b)	400,429
292,753	AAA	GSAMP Trust, Series 2006-SEA1, Class A, 5.650% due 5/25/36 (a)(b)(d)	287,864
343,211	AAA	Merrill Lynch Mortgage Investors Trust, Series 2006-SD1, Class A, 5.600% due 1/25/47 (a)(b)	343,424
390,000	AA+	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.940% due 4/25/34 (a)(b)	393,103
418,322	AAA	Option One Mortgage Loan Trust, Series 2003-01, Class A2, 5.740% due 2/25/33 (a)(b)	418,883
		RAAC:
309,035	AAA	Series 2006-RP2, Class A, 5.570% due 8/25/35 (a)(b)(d)	309,226
317,329	AAA	Series 2006-RP3, Class A, 5.590% due 5/25/36 (a)(b)(d)	317,329
444,659	AAA	Series 2006-RP4, Class A, 5.610% due 1/25/46 (a)(b)(d)	444,935
		Renaissance Home Equity Loan Trust:
214,674	AAA	Series 2003-2, Class A, 5.760% due 8/25/33 (a)	215,319
249,120	AAA	Series 2003-3, Class A, 5.820% due 12/25/33 (a)	251,115
144,517	AAA	Residential Asset Securities Corp., Series 2002-KS4, Class AIIB, 5.820% due 7/25/32 (a)	144,647
		SACO I Trust:
97,181	Aaa(c)	Series 2005-02, Class A, 5.520% due 4/25/35 (a)(d)	97,232
200,012	AAA	Series 2005-08, Class A1, 5.600% due 9/25/33 (a)	200,188
252,821	AAA	Series 2005-10, Class 1A, 5.580% due 11/25/33 (a)	253,240
90,392	AAA	Series 2005-WM3, Class A1, 5.580% due 9/25/33 (a)	90,473
270,957	AAA	Series 2006-5, Class 1A, 5.470% due 4/25/36 (a)(b)	271,149
30,147	AAA	Saxon Asset Securities Trust, Series 2002-1, Class AV1, 5.570% due 3/25/32 (a)	30,169
31,333	AAA	Soundview Home Equity Loan Trust, Series 2003-1, Class A, 5.770% due 8/25/31 (a)	31,436
4,046	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.660% due 1/25/34 (a)	4,051
		Structured Asset Investment Loan Trust:
55,481	AAA	Series 2003-BC1, Class A2, 5.660% due 1/25/33 (a)	55,525
205,098	AAA	Series 2005-2, Class A3, 5.570% due 3/25/35 (a)	205,307
338,089	AAA	Truman Capital Mortgage Loan Trust, Series 2005-1, Class A, 5.750% due 3/25/35 (a)(b)(d)	338,089
82,447	AAA	Wachovia Asset Securitization Inc., Series 2003-HE1, Class A1, 5.610% due 3/25/33 (a)	82,567
		Total Home Equity	8,997,594
Other - 0.3%
132,848	AAA	Lehman XS Trust, Series 2005-2, Class 2A1A, 5.470% due 7/25/35 (a)	132,983
Student Loan - 1.1%
400,000	AAA	Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2, 5.640% due 4/25/12 (a)(b)	401,037
31,300	AAA	Morgan Stanley ABS Capital I, Series 2004-NC5, Class A2, 5.620% due 5/25/34 (a)	31,326
		Total Student Loan	432,363
		TOTAL ASSET-BACKED SECURITIES (Cost - $11,184,575)	11,188,231

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 0.4%
Apparel - 0.0%
$3,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	$3,120
Banks - 0.3%
100,000	BB	TuranAlem Finance BV, 6.735% due 1/22/09 (a)(d)	100,375
Health Care-Services - 0.1%
23,000	B-	HCA Inc., Senior Notes, 6.250% due 2/15/13	20,384
30,000	CCC+	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	30,562
		Total Health Care-Services	50,946
		TOTAL CORPORATE BONDS & NOTES (Cost - $153,711)	154,441
MORTGAGE-BACKED SECURITIES - 6.7%
FHLMC - 0.5%
192,223		Federal Home Loan Mortgage Corp. (FHLMC), 6.582% due 1/1/27 (a)	192,476
FNMA - 6.2%
		Federal National Mortgage Association (FNMA):
484,180		5.199% due 9/1/35 (a)(b)	485,486
1,800,000		5.000% due 1/3/37 (f)(g)	1,727,438
266,375		5.596% due 5/1/42 (a)(b)	268,591
		TOTAL FNMA	2,481,515
		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,663,381)	2,673,991
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.6%
U.S. Government Agencies - 14.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
		One Year CMT ARM:
132,487		6.698% due 2/1/23 (a)	132,982
308,243		6.581% due 4/1/26 (a)(b)	308,568
88,512		6.925% due 7/1/29 (a)	89,951
75,926		6.924% due 8/1/30 (a)	77,103
86,670		5.300% due 10/1/33 (a)	87,637
363,245		One Year LIBOR, 4.066% due 5/1/33 (a)(b)	356,922
		Federal National Mortgage Association (FNMA):
214,825		12.000% due 4/1/16	246,833
		One Year CMT ARM:
179,686		6.354% due 8/1/15 (a)	178,860
191,287		6.139% due 4/1/20 (a)	190,723
221,052		6.899% due 11/1/25 (a)	221,360
315,013		7.022% due 1/1/26 (a)(b)	320,247
350,800		6.916% due 7/1/26 (a)(b)	355,310
195,022		6.751% due 5/1/28 (a)	194,778
94,069		7.025% due 5/1/28 (a)	95,893
179,563		7.058% due 9/1/30 (a)	182,054
80,582		4.689% due 9/1/32 (a)	80,997
41,186		5.950% due 1/1/33 (a)	41,809
87,216		4.277% due 2/1/33 (a)	87,339
77,452		4.036% due 5/1/33 (a)	77,025
217,019		4.200% due 7/1/33 (a)	211,656
215,141		3.615% due 9/1/33 (a)	209,840
		One Year LIBOR:
20,995		6.889% due 1/1/33 (a)	21,246
189,300		4.056% due 7/1/33 (a)	186,242
102,270		4.075% due 10/1/33 (a)	100,533

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies - 14.6% (continued)
$231,249	4.459% due 2/1/34 (a)	$226,352
246,179	4.715% due 10/1/34 (a)	243,618
	Six Month LIBOR:
133,553	4.350% due 4/1/33 (a)	132,868
80,837	7.602% due 4/1/33 (a)	81,999
76,057	4.550% due 5/1/33 (a)	75,989
31,655	4.423% due 6/1/33 (a)	31,433
298,985	4.497% due 10/1/34 (a)(b)	295,813
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
97,293	5.375% due 5/20/26 (a)	97,947
58,838	5.375% due 5/20/32 (a)	59,207
284,953	5.000% due 1/20/35 (a)(b)	285,390
215,998	4.000% due 2/20/35 (a)	211,369
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,882,323)	5,797,893
U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.6%
	U.S. Treasury Notes, Inflation Indexed:
1,015,230	2.375% due 4/15/11 (b)	1,012,812
103,599	1.875% due 7/15/15	99,548
299,343	2.500% due 7/15/16 (b)	302,231
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,406,904)	1,414,591
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $37,462,483)	37,368,665
SHORT-TERM INVESTMENTS - 10.3%
U.S. Government Agency - 0.4%
180,000	Federal National Mortgage Association (FNMA), 5.197% due 6/25/07; Discount Notes (Cost - $176,400) (h)	176,353

Repurchase Agreement - 9.9%
3,911,000	Nomura Securities International Inc. repurchase agreement dated 1/31/07; 5.240% due 2/1/07; Proceeds at maturity - $3,911,569; (Fully collateralized by U.S government agency obligation, 5.220% due 04/21/26; Market value - $3,989,750) (Cost - $3,911,000) (b)	3,911,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,087,400)	4,087,353
	TOTAL INVESTMENTS - 104.5% (Cost - $41,549,883#)	41,456,018
	Liabilities in Excess of Other Assets - (4.5)%	(1,777,853)
	TOTAL NET ASSETS - 100.0%	$39,678,165

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b)	All or a portion of this security is segregated for open futures contracts, written options and mortgage dollar rolls.

(c)	Rating by Moody’s Investors Service.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Rating by Fitch Ratings Service.

(f)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(g)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 21 and 22 for definitions of ratings.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDC	— Capital Mortgage
CMB	— Cash Management Bill
CMT	— Constant Maturity Treasury
GMAC	— General Motors Acceptance Corp.
GSAMP	— Goldman Sachs Mortgage Corp.
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
42	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	109.00	7,875
15	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	108.00	22,031
49	U.S. Treasury Notes 10 Year Futures, Put	5/25/07	106.00	32,922

	TOTAL OPTIONS WRITTEN (Premiums received - $33,282)			$62,828

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 92.9%
Aerospace & Defense - 1.4%
$810,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$810,000
140,000	B	Argo-Tech Corp., Senior Notes, 9.250% due 6/1/11	152,250
		DRS Technologies Inc., Senior Subordinated Notes:
395,000	B+	6.625% due 2/1/16	393,025
970,000	B	7.625% due 2/1/18	991,825
		L-3 Communications Corp., Senior Subordinated Notes:
1,015,000	BB+	7.625% due 6/15/12	1,051,794
45,000	BB+	5.875% due 1/15/15	42,863
270,000	BB+	6.375% due 10/15/15	262,912
195,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14	199,875
		Total Aerospace & Defense	3,904,544
Airlines - 1.0%
		Continental Airlines Inc.:
540,000	CCC+	Notes, 8.750% due 12/1/11	544,050
113,218	B+	Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	114,421
		United Airlines Inc., Pass-Through Certificates:
437,290	B	Series 2000-1, Class B, 8.030% due 7/1/11	476,919
888,598	B	Series 2000-2, Class B, 7.811% due 10/1/09	995,785
		Series 2001-1:
160,000	B+	Class B, 6.932% due 9/1/11	180,100
365,000	CCC-	Class C, 6.831% due 9/1/08	405,378

		Total Airlines	2,716,653

Auto Components - 1.3%
260,000	B-	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	265,200
875,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	868,438
		TRW Automotive Inc.:
340,000	BB-	Senior Notes, 9.375% due 2/15/13	365,500
97,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	106,700
		Visteon Corp., Senior Notes:
1,245,000	CCC+	8.250% due 8/1/10	1,251,225
880,000	CCC+	7.000% due 3/10/14	778,800

		Total Auto Components	3,635,863

Automobiles - 3.0%
		Ford Motor Co.:
405,000	CCC+	Debentures, 8.875% due 1/15/22	367,538
5,425,000	CCC+	Notes, 7.450% due 7/16/31	4,428,156
		General Motors Corp.:
680,000	B-	Notes, 7.200% due 1/15/11	664,700
		Senior Debentures:
750,000	B-	8.250% due 7/15/23	714,375
2,230,000	B-	8.375% due 7/15/33	2,110,137

		Total Automobiles	8,284,906

Building Products - 1.7%
		Associated Materials Inc.:
1,735,000	CCC	Senior Discount Notes, step bond to yield 12.146% due 3/1/14	1,279,562
220,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	229,900
645,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	688,538
765,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	763,087

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Building Products - 1.7% (continued)
$2,450,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 8.324% due 3/1/14	$1,813,000

		Total Building Products	4,774,087

Capital Markets - 0.9%
1,235,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,370,850
		E*TRADE Financial Corp., Senior Notes:
315,000	BB-	7.375% due 9/15/13	328,388
585,000	BB-	7.875% due 12/1/15	628,875

		Total Capital Markets	2,328,113

Chemicals - 2.7%
190,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	185,250
1,150,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,224,750
1,370,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	1,363,150
625,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (a)	646,875
		Lyondell Chemical Co.:
		Senior Notes:
365,000	B+	8.000% due 9/15/14	381,425
305,000	B+	8.250% due 9/15/16	324,825
		Senior Secured Notes:
605,000	BB	11.125% due 7/15/12	654,156
50,000	BB	10.500% due 6/1/13	55,438
760,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	832,200
1,420,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,377,400
325,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	320,125

		Total Chemicals	7,365,594

Commercial Banks - 0.2%
470,000	BB	TuranAlem Finance BV, 8.250% due 1/22/37 (a)	477,050

Commercial Services & Supplies - 2.1%
210,000	B-	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (a)	218,400
850,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	875,500
		Aramark Corp., Senior Notes:
700,000	B-	8.500% due 2/1/15 (a)	720,125
170,000	B-	8.860% due 2/1/15 (a)(b)	174,250
575,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	632,874
1,190,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,255,450
900,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	999,000
790,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	829,500

		Total Commercial Services & Supplies	5,705,099

Communications Equipment - 0.4%
1,105,000	B+	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,011,075

Consumer Finance - 4.5%
		Ford Motor Credit Co.:
		Notes:
775,000	B	7.875% due 6/15/10	786,953
350,000	B	9.810% due 4/15/12 (b)	379,917
610,000	B	7.000% due 10/1/13	582,668
		Senior Notes:

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Consumer Finance - 4.5% (continued)
$542,000	B	10.610% due 6/15/11 (a)(b)	$589,899
1,120,000	B	9.875% due 8/10/11	1,200,264
500,000	B	8.110% due 1/13/12 (b)	502,664
610,000	B	8.000% due 12/15/16	599,944
		General Motors Acceptance Corp.:
4,695,000	BB+	Bonds, 8.000% due 11/1/31	5,299,895
2,480,000	BB+	Notes, 6.875% due 8/28/12	2,523,286

		Total Consumer Finance	12,465,490

Containers & Packaging - 2.6%
1,305,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,350,675
		Graphic Packaging International Corp.:
450,000	B-	Senior Notes, 8.500% due 8/15/11	469,125
885,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	942,525
1,000,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,067,500
1,072,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09	1,101,480
725,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	761,250
600,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	5,250
345,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (a)	354,701
		Smurfit-Stone Container Enterprises Inc., Senior Notes:
516,000	CCC+	9.750% due 2/1/11	535,350
675,000	CCC+	8.375% due 7/1/12	681,750

		Total Containers & Packaging	7,269,606

Diversified Consumer Services - 0.5%
		Education Management LLC/Education Management Corp.:
660,000	CCC+	8.750% due 6/1/14	696,300
10,000	CCC+	10.250% due 6/1/16	10,800
		Service Corp. International:
500,000	BB-	Debentures, 7.875% due 2/1/13	517,500
25,000	BB-	Senior Notes, 7.625% due 10/1/18	26,375

		Total Diversified Consumer Services	1,250,975

Diversified Financial Services - 2.9%
910,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	944,125
160,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	161,000
650,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	649,187
		CitiSteel USA Inc., Senior Secured Notes:
345,000	CCC+	12.949% due 9/1/10 (b)	357,938
265,000	NR	15.000% due 10/1/10 (a)(d)	314,025
812,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	852,600
790,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	806,787
1,463,000	NR	JPMorgan Chase Bank/London, zero coupon bond to yield 9.312% due 11/8/07 (a)	1,369,368
270,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	259,200
225,000	B-	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	227,813
430,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	453,650
550,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	605,000
850,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	874,437

		Total Diversified Financial Services	7,875,130

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 7.4%
		Cincinnati Bell Inc.:
$1,025,000	B-	Senior Notes, 7.000% due 2/15/15	$1,030,125
230,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	236,900
180,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	163,800
		Citizens Communications Co., Senior Notes:
445,000	BB+	7.875% due 1/15/27 (a)	452,787
670,000	BB+	9.000% due 8/15/31	725,275
695,000	NR	GT Group Telecom Inc., Senior Discount Notes, 0.000% due 2/1/10 (c)(e)(f)	0
		Hawaiian Telcom Communications Inc.:
300,000	CCC+	Senior Notes, Series B, 10.889% due 5/1/13 (b)	309,750
1,370,000	CCC+	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,496,725
685,000	B+	Inmarsat Finance PLC, 7.625% due 6/30/12	710,687
		Intelsat Bermuda Ltd., Senior Notes:
65,000	B	8.872% due 1/15/15 (a)(b)	66,463
950,000	B+	9.250% due 6/15/16 (a)	1,047,375
1,960,000	B	11.250% due 6/15/16 (a)	2,224,600
340,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	329,375
480,000	CCC-	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	519,600
		Level 3 Financing Inc., Senior Notes:
350,000	CCC-	11.800% due 3/15/11 (b)	372,750
510,000	CCC-	9.250% due 11/1/14 (a)	524,025
630,000	B	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	680,400
		NTL Cable PLC, Senior Notes:
255,000	B-	8.750% due 4/15/14	265,838
980,000	B-	9.125% due 8/15/16	1,041,250
361,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	390,783
		Qwest Communications International Inc., Senior Notes:
180,000	B+	7.500% due 2/15/14	186,750
935,000	B+	Series B, 7.500% due 2/15/14	970,062
		Qwest Corp.:
1,890,000	BB+	Notes, 8.875% due 3/15/12	2,107,350
1,350,000	BB+	Senior Notes, 7.500% due 10/1/14	1,439,437
1,310,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	1,516,325
1,560,000	BB-	Windstream Corp., 8.625% due 8/1/16	1,710,150
		Total Diversified Telecommunication Services	20,518,582
Electric Utilities - 0.6%
375,660	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	413,461
1,165,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,342,662

		Total Electric Utilities	1,756,123

Electronic Equipment & Instruments - 0.3%
		NXP BV/NXP Funding LLC:
200,000	B+	Senior Notes, 9.500% due 10/15/15 (a)	207,750
630,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (a)	653,625
		Total Electronic Equipment & Instruments	861,375
Energy Equipment & Services - 2.4%
995,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,328,863
810,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	824,175
286,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	288,145
340,000	CCC+	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (a)(b)	343,400
140,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	142,100
1,000,000	B	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	1,047,500

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Energy Equipment & Services - 2.4% (continued)
$320,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	$326,400
130,000	B+	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	151,118
1,780,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,136,362
		Total Energy Equipment & Services	6,588,063
Food & Staples Retailing - 0.5%
1,125,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,345,440
Food Products - 0.4%
		Dole Food Co. Inc., Senior Notes:
1,200,000	B-	7.250% due 6/15/10	1,165,500
44,000	B-	8.875% due 3/15/11	44,000
		Total Food Products	1,209,500
Gas Utilities - 0.5%
1,470,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,436,925
Health Care Providers & Services - 5.7%
1,150,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,253,500
725,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	723,188
		DaVita Inc.:
650,000	B	Senior Notes, 6.625% due 3/15/13	650,000
1,005,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	1,022,588
		HCA Inc.:
435,000	B-	Debentures, 7.500% due 11/15/95	334,025
2,925,000	B-	Notes, 6.375% due 1/15/15	2,493,562
		Senior Secured Notes:
810,000	BB-	9.250% due 11/15/16 (a)	862,650
720,000	BB-	9.625% due 11/15/16 (a)(d)	774,900
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,924,219
583,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	641,300
		Tenet Healthcare Corp., Senior Notes:
650,000	CCC+	7.375% due 2/1/13	604,500
2,970,000	CCC+	9.875% due 7/1/14	3,025,687
1,425,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,464,187
		Total Health Care Providers & Services	15,774,306
Hotels, Restaurants & Leisure - 5.8%
1,300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,280,500
735,000	CCC	Buffets Inc., 12.500% due 11/1/14	762,562
1,400,000	B+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,489,250
585,000	B-	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	625,219
390,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	425,100
1,300,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,332,500
250,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	261,579
1,345,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,472,775
1,375,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,364,687
1,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,124,125
260,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	258,700
		MGM MIRAGE Inc., Senior Notes:
685,000	BB	6.750% due 9/1/12	683,287
1,175,000	BB	7.625% due 1/15/17	1,188,219

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 5.8% (continued)
750,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	754,687
115,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	123,338
580,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	594,500
		Snoqualmie Entertainment Authority:
220,000	B	Notes, 9.125% due 2/1/15 (a)	223,850
230,000	B	Senior Notes, 9.149% due 2/1/14 (a)(b)	232,588
		Station Casinos Inc.:
		Senior Notes:
120,000	B+	6.000% due 4/1/12	114,150
1,065,000	B+	7.750% due 8/15/16	1,091,625
210,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	193,200
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	281,875
		Total Hotels, Restaurants & Leisure	15,878,316
Household Durables - 2.3%
105,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	108,413
		Beazer Homes USA Inc., Senior Notes:
100,000	BB	6.875% due 7/15/15	96,750
580,000	BB	8.125% due 6/15/16	606,100
320,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	334,112
		K Hovnanian Enterprises Inc., Senior Notes:
1,300,000	BB	7.500% due 5/15/16	1,306,500
775,000	BB	8.625% due 1/15/17	821,500
755,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	783,312
1,065,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.276% due 9/1/12	942,525
1,200,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,266,000
		Total Household Durables	6,265,212
Household Products - 0.4%
		Nutro Products Inc.:
150,000	CCC	Senior Notes, 9.400% due 10/15/13 (a)(b)	155,625
400,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	440,000
555,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	585,525
		Total Household Products	1,181,150
Independent Power Producers & Energy Traders - 3.7%
305,000	B	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	305,165
		AES Corp.:
		Senior Notes:
1,470,000	B	9.500% due 6/1/09	1,565,550
1,095,000	B	7.750% due 3/1/14	1,157,963
240,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (a)	258,000
1,250,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	1,218,750
		Edison Mission Energy, Senior Notes:
325,000	BB-	7.730% due 6/15/09	336,375
160,000	BB-	7.500% due 6/15/13	166,800
880,000	BB-	7.750% due 6/15/16	935,000
1,065,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,091,625
		NRG Energy Inc., Senior Notes:
525,000	B-	7.250% due 2/1/14	527,625
2,665,000	B-	7.375% due 2/1/16	2,674,994

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
$40,000	B-	7.375% due 1/15/17	$40,100
		Total Independent Power Producers & Energy Traders	10,277,947
Insurance - 0.6%
1,570,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	1,703,450
Internet & Catalog Retail - 0.6%
425,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	432,438
1,264,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,273,480
		Total Internet & Catalog Retail	1,705,918
IT Services - 0.7%
		SunGard Data Systems Inc.:
750,000	B-	Senior Notes, 9.125% due 8/15/13	793,125
1,120,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,209,600
		Total IT Services	2,002,725
Leisure Equipment & Products - 0.3%
735,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	727,650
Machinery - 0.5%
935,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,014,475
350,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 6.282% due 4/15/14	320,250
		Total Machinery	1,334,725
Media - 10.8%
		Affinion Group Inc.:
1,325,000	B-	Senior Notes, 10.125% due 10/15/13	1,431,000
385,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	415,800
		AMC Entertainment Inc.:
155,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	163,719
1,660,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	1,884,100
		CCH I Holdings LLC, Senior Notes:
1,271,000	CCC-	13.500% due 1/15/14	1,264,645
48,000	CCC(g)	11.000% due 10/1/15	49,680
25,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	23,938
1,540,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,597,750
		CCH II LLC/CCH II Capital Corp., Senior Notes:
1,340,000	CCC-	10.250% due 9/15/10	1,398,625
686,000	CCC(g)	10.250% due 10/1/13	737,450
355,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	342,575
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
85,000	CCC-	9.920% due 4/1/11	81,175
355,000	CCC-	11.750% due 5/15/11	346,125
400,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	416,000
860,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	885,800
		CSC Holdings Inc.:
		Senior Debentures:
470,000	B+	7.625% due 7/15/18	477,050
40,000	B+	Series B, 8.125% due 8/15/09	41,650
		Senior Notes:
740,000	B+	6.750% due 4/15/12 (a)	736,300
		Series B:

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 10.8% (continued)
360,000	B+	8.125% due 7/15/09	374,850
560,000	B+	7.625% due 4/1/11	579,600
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	555,660
1,001,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,093,592
527,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	554,009
		EchoStar DBS Corp., Senior Notes:
910,000	BB-	7.000% due 10/1/13	915,687
2,050,000	BB-	6.625% due 10/1/14	2,014,125
615,000	BB-	7.125% due 2/1/16	620,381
1,065,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11	1,114,256
235,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(b)	245,575
1,245,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	1,395,956
580,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	574,200
1,035,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	1,115,212
870,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	891,750
590,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	601,800
		R.H. Donnelley Corp., Senior Discount Notes:
300,000	B	Series A-1, 6.875% due 1/15/13	288,750
550,000	B	Series A-2, 6.875% due 1/15/13	529,375
175,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	191,188
400,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	437,000
		Rainbow National Services LLC:
530,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	567,100
620,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	700,600
		Rogers Cable Inc.:
130,000	BB+	Secured Notes, 5.500% due 3/15/14	124,968
		Senior Secured Second Priority Notes:
90,000	BB+	6.250% due 6/15/13	90,563
1,040,000	BB+	6.750% due 3/15/15	1,073,081
		XM Satellite Radio Inc., Senior Notes:
290,000	CCC	9.871% due 5/1/13 (b)	284,925
575,000	CCC	9.750% due 5/1/14	580,750

		Total Media	29,808,335

Metals & Mining - 1.2%
840,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (a)(b)(d)	825,300
1,465,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,624,319
345,000	B-	RathGibson Inc., Senior Notes, 11.250% due 2/15/14	367,425
510,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	525,300

		Total Metals & Mining	3,342,344

Multi-Utilities - 0.1%
180,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	189,233

Multiline Retail - 0.7%
1,650,000	B-	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (d)	1,815,000

Office Electronics - 0.4%
1,030,000	BB+	Xerox Corp., Senior Notes, 6.400% due 3/15/16	1,047,525

Oil, Gas & Consumable Fuels - 9.2%
1,360,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,394,000

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 9.2% (continued)
		Chesapeake Energy Corp., Senior Notes:
$ 2,325,000	BB	6.375% due 6/15/15	$2,266,875
235,000	BB	6.500% due 8/15/17	225,600
550,000	BB	6.250% due 1/15/18	520,438
842,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	885,153
295,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	297,213
		El Paso Corp., Medium-Term Notes:
1,605,000	B	7.800% due 8/1/31	1,721,362
1,305,000	B	7.750% due 1/15/32	1,399,612
660,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (b)	722,194
1,300,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,326,000
675,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	656,438
795,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	787,050
495,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	482,625
400,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	408,000
560,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	588,000
660,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	686,400
		Pogo Producing Co., Senior Subordinated Notes:
10,000	B+	7.875% due 5/1/13	10,125
1,220,000	B+	6.875% due 10/1/17	1,155,950
195,000	B+	Series B, 8.250% due 4/15/11	199,144
1,485,000	B1(h)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,496,137
55,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	54,175
1,450,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,341,250
1,185,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,250,175
455,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	475,018
460,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	455,400
		Williams Cos. Inc.:
		Notes:
865,000	BB-	7.875% due 9/1/21	934,200
2,650,000	BB-	8.750% due 3/15/32	3,027,625
600,000	BB-	Senior Notes, 7.625% due 7/15/19	643,500

		Total Oil, Gas & Consumable Fuels	25,409,659

Paper & Forest Products - 1.5%
1,400,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,463,000
		NewPage Corp.:
		Senior Secured Notes:
155,000	B-	10.000% due 5/1/12	169,725
790,000	B-	11.621% due 5/1/12 (b)	869,000
1,295,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	1,418,025
215,000	B+	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (a)	226,825

		Total Paper & Forest Products	4,146,575

Pharmaceuticals - 0.5%
1,185,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,238,325

Real Estate Investment Trusts (REITs) - 1.5%
40,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	41,300
		Host Marriott LP, Senior Notes:
625,000	BB	7.125% due 11/1/13	637,500
1,125,000	BB	Series O, 6.375% due 3/15/15	1,103,906
700,000	BB	Series Q, 6.750% due 6/1/16	698,250
675,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	666,563

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

Face Amount	Rating‡	Security	Value
Real Estate Investment Trusts (REITs) - 1.5% (continued)
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
$230,000	BB+	7.125% due 6/1/15	$238,625
225,000	BB+	6.500% due 6/1/16	226,125
575,000	BB+	6.750% due 4/1/17	586,500
		Total Real Estate Investment Trusts (REITs)	4,198,769
Real Estate Management & Development - 0.1%
370,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	357,050
Road & Rail - 1.9%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
1,230,000	B-	9.375% due 5/1/12	1,319,175
50,000	B-	12.500% due 6/15/12	54,250
		Hertz Corp.:
400,000	B	8.875% due 1/1/14	427,000
2,485,000	B	10.500% due 1/1/16	2,808,050
433,000	CCC+	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	457,897
240,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	244,500
		Total Road & Rail	5,310,872
Semiconductors & Semiconductor Equipment - 0.5%
1,325,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	1,325,000
Software - 0.6%
710,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (a)	692,250
992,684	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(d)	1,017,501
		Total Software	1,709,751
Specialty Retail - 0.8%
540,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	567,675
		AutoNation Inc., Senior Notes:
375,000	BB+	7.360% due 4/15/13 (b)	379,688
165,000	BB+	7.000% due 4/15/14	166,650
635,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	636,587
185,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	206,044
360,000	B	Linens ’n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (b)	351,000
		Total Specialty Retail	2,307,644
Textiles, Apparel & Luxury Goods - 0.8%
1,430,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,551,550
600,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	624,000
		Total Textiles, Apparel & Luxury Goods	2,175,550
Thrifts & Mortgage Finance - 0.4%
1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,136,813
Tobacco - 0.1%
255,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	276,675
Trading Companies & Distributors - 1.1%
565,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	607,375
415,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	440,938
1,145,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,256,637
570,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	576,618
		Total Trading Companies & Distributors	2,881,568

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation Infrastructure - 0.1%
$270,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)	$271,350

Wireless Telecommunication Services - 2.7%
1,775,000	BBB	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	1,801,593
130,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	137,475
320,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	338,400
		Rural Cellular Corp.:
290,000	B	Secured Notes, 8.250% due 3/15/12	303,775
700,000	CCC	Senior Notes, 9.875% due 2/1/10	745,500
		Sprint Capital Corp.:
1,350,000	BBB	Notes, 8.750% due 3/15/32	1,607,339
775,000	BBB	Senior Notes, 6.875% due 11/15/28	773,587
1,810,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (a)	1,791,900
		Total Wireless Telecommunication Services	7,499,569
		TOTAL CORPORATE BONDS & NOTES (Cost - $246,675,757)	256,079,199

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,402,534	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(e)(f) (Cost - $1,559,726)	0
CONVERTIBLE BOND & NOTE - 0.1%
Automobiles - 0.1%
290,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $290,000)	330,600
LOAN PARTICIPATIONS - 2.1%
United States - 2.1%
750,000		Iap Worldwide Service 2nd Lien Term Loan, 1.000% due 6/30/12(b)	753,750
1,500,000		Sandbridge Energy, Term Loan, 11.000% due 11/30/11 (Bank of America)(b)	1,515,000
3,000,000		UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion)	3,015,512
500,000		Verso Paper Holdings Term Loan, 1.000% due 2/1/12	501,250
		TOTAL LOAN PARTICIPATIONS (Cost - $5,706,563)	5,785,512

SOVEREIGN BONDS - 1.6%
Brazil - 0.5%
		Federative Republic of Brazil:
760,000	BB	11.000% due 8/17/40	999,970
340,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	375,700
		Total Brazil	1,375,670
Panama - 0.1%
186,000	BB	Republic of Panama, 9.375% due 4/1/29	244,357
Russia - 1.0%
2,430,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)	2,704,894
		TOTAL SOVEREIGN BONDS (Cost - $4,241,264)	4,324,921

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
2,453,154	Home Interiors & Gifts Inc. (e)(f)*	$24,532
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
23,465	Aurora Foods Inc. (e)(f)*	0
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
1,776	Outsourcing Solutions Inc. (e)(f)*	7,547
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
4,335	Motorola Inc.	86,050
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
870	McLeodUSA Inc., Class A Shares (e)(f)*	0
Wireless Telecommunication Services - 0.0%
1	Crown Castle International Corp. *	35
	TOTAL TELECOMMUNICATION SERVICES	35
	TOTAL COMMON STOCKS (Cost - $1,975,611)	118,164
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
1,616	Chesapeake Energy Corp., Convertible, 6.250%	412,080
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
7,000	Crown Castle International Corp., 6.250%	392,000
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $612,254)	804,080
PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY- 0.3%
Media - 0.3%
101	ION Media Networks Inc., 0.000% (d) (Cost - $745,100)	767,600
WARRANTS
WARRANTS(a)(e)(f) - 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10*	0
375	IWO Holdings Inc., Expires 1/15/11*	0
165	Jazztel PLC, Expires 5/1/09*	0
435	Merrill Corp., Class B Shares, Expires 11/15/06*	0
	TOTAL WARRANTS (Cost - $182,252)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $261,988,527)	268,210,076

See Notes to Schedules of Investments.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2007

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
$2,198,000	Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity - $2,198,320; (Fully collateralized by U.S government agency obligation, 6.000% due 4/7/23; Market value - $2,242,916) (Cost - $2,198,000)(i)	$2,198,000

	TOTAL - INVESTMENTS - 98.1% (Cost - $264,186,527#)	270,408,076
	Other Assets in Excess of Liabilities - 1.9%	5,340,685

	TOTAL NET ASSETS - 100.0%	$275,748,761

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c)	Security is currently in default.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(g)	Rating by Fitch Ratings Service.

(h)	Rating by Moody’s Investors Service.

(i)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 21 and 22 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch Ratings Service.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Adjustable Rate Income Portfolio and Legg Mason Partners Variable High Income Portfolio (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios III, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. Certain Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedules of Investments (unaudited) (continued)

(e) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Loan Participations. The Legg Mason Partners Variable High Income Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h) Credit and Market Risk. The Legg Mason Partners Variable High Income Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/depreciation
Legg Mason Partners Variable Adjustable Rate Income Portfolio	$56,146	$(150,011)	$(93,865)
Legg Mason Partners Variable High Income Portfolio	12,339,696	(6,118,147)	6,221,549

Notes to Schedules of Investments (unaudited) (continued)

At January 31, 2007, Legg Mason Partners Variable Adjustable Rate Income Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury Notes 2 Year Futures	76	3/07	$15,546,833	$15,473,125	$(73,708)

Contracts to Sell:
U.S. Treasury Notes 5 Year Futures	17	3/07	$1,794,438	$1,777,031	$17,407
U.S. Treasury Notes 10 Year Futures	47	3/07	5,074,375	5,017,250	57,125

					74,532

Net Unrealized Gain on Open Futures Contracts					$824

At January 31, 2007, Legg Mason Partners Variable High Income Portfolio did not have any open futures.

At January 31, 2007, written option transactions for Legg Mason Partners Variable Adjustable Rate Income Portfolio were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2006	—	—
Options written	230	$74,897
Options closed	(124)	(41,615)
Options expired	—	—

Options written, outstanding January 31, 2007	106	$33,282

At January 31, 2007, Legg Mason Partners Variable High Income Portfolio held loan participations with a total cost of $5,706,563 and a total market value of $5,785,512.

At January 31, 2007, Legg Mason Partners Variable Adjustable Rate Income Portfolio had outstanding mortgage dollar rolls with a total cost of $1,715,783. During the period ended January 31, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $4,854,492. During the period ended January 31, 2007, the Fund recorded interest income of $51, related to such mortgage rolls.

At January 31, 2007, Legg Mason Partners Variable Adjustable Rate Income Portfolio held TBA securities with a total cost of $1,715,783.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios III, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	March 29, 2007